Summary of Significant Accounting Policies (Details 8) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014 item	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013 item	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
Income (Loss) Per Share-Basic and Diluted
Income (loss) from continuing operations	$ 12,674	$ 858	$ 272,702	$ 42,721	$ 48,339	$ 5,330	$ 27,340	$ 18,152	$ 328,955	$ 99,161	$ 182,707
Total income (loss) from discontinued operations									(209)	831	(8,659)
Net income (loss) attributable to Iron Mountain Incorporated	12,749	66	271,637	41,667	47,059	3,849	26,366	19,188	326,119	96,462	170,922
Weighted-Average Common Shares Outstanding -Basic									195,278,000	190,994,000	173,604,000
Effect of dilutive potential stock options (in shares)									913,926	995,836	914,308
Effect of dilutive potential restricted stock, RSUs and PUs (in shares)									557,269	422,045	349,128
Weighted-Average Common Shares Outstanding-Diluted									196,749,000	192,412,000	174,867,000
Earnings (Losses) per share-basic:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.06		$ 1.42	$ 0.22	$ 0.25	$ 0.03	$ 0.14	$ 0.10	$ 1.68	$ 0.52	$ 1.05
Total (Loss) Income from Discontinued Operations (in dollars per share)								$ 0.01			$ (0.05)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.06		$ 1.41	$ 0.22	$ 0.25	$ 0.02	$ 0.14	$ 0.10	$ 1.67	$ 0.51	$ 0.98
Earnings (Losses) per share-diluted:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.06		$ 1.41	$ 0.22	$ 0.25	$ 0.03	$ 0.14	$ 0.09	$ 1.67	$ 0.52	$ 1.04
Total (Loss) Income from Discontinued Operations (in dollars per share)								$ 0.01			$ (0.05)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.06		$ 1.40	$ 0.22	$ 0.24	$ 0.02	$ 0.14	$ 0.10	$ 1.66	$ 0.50	$ 0.98
Antidilutive stock options, RSUs and PUs, excluded from the calculation (in shares)									872,039	903,416	1,286,150
Allowance for Doubtful Accounts and Credit Memo Reserves
The general period to charge-off uncollectible balances of receivable, as circumstances warrant, is no later than this period of time past due									1 year
Concentrations of Credit Risk
Number of global banks with cash, cash equivalent and restricted cash held on deposit	3				1				3	1
Number of "Triple A" rated money market funds with cash, cash equivalent and restricted cash held on deposit	2				1				2	1
Maximum investment limit in any one mutual fund									50,000
Maximum investment limit in any one financial institution									75,000
Cash, cash equivalent and restricted cash	159,793				154,386				159,793	154,386
Money market funds and time deposits	53,032				36,613				53,032	36,613
Allowance for doubtful accounts and credit memo reserves
Roll forward of allowance for doubtful accounts and credit memo reserves
Balance at Beginning of the Year				34,645				25,209	34,645	25,209	23,277
Credit Memos Charged to Revenue									47,137	49,483	39,723
Allowance for Bad Debts Charged to Expense									14,209	11,321	8,323
Other									(572)	3,612	977
Deductions									(63,278)	(54,980)	(47,091)
Balance at End of the Year	$ 32,141				$ 34,645				$ 32,141	$ 34,645	$ 25,209